UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/2013

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
August 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--33.3%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--1.3%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	315,000	a	317,743
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. B	2.04	9/8/15	218,150		218,971
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	232,737		237,490
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	75,000		76,098
Ford Credit Auto Owner Trust,
Ser. 2010-A, Cl. C	3.22	3/15/16	310,000		317,093
Santander Drive Auto Receivables
Trust, Ser. 2012-4, Cl. B	1.83	3/15/17	540,000		544,178
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. C	1.94	3/15/18	480,000		475,016
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. B	2.05	5/15/15	22,655		22,686
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	29,118		29,164
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	320,000		323,240
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	271,386	a	274,146
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	435,000		443,403
					3,279,228
Asset-Backed Ctfs./Equipment--.2%
CNH Equipment Trust,
Ser. 2010-B, Cl. B	3.12	2/15/17	395,000		399,629
Asset-Backed Ctfs./Home Equity Loans--.0%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	62,937	b	64,376
Commercial Mortgage Pass-Through Ctfs.--1.2%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	575,000		595,843
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	225,262		233,270
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-T28, Cl. A4	5.74	9/11/42	175,000	b	197,275
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-T22, Cl. A4	5.76	4/12/38	275,000	b	299,345
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. E	2.48	3/6/20	560,000	a,b	562,052
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	445,000	a	479,224
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	56,907	b	59,239
JP Morgan Chase Commercial
Mortgage Securities Trust,

Ser. 2009-IWST, Cl. C	7.69	12/5/27	435,000	a,b	515,574
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.55	8/15/39	260,970	b	269,983
					3,211,805
Consumer Discretionary--1.0%
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		163,393
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	a	398,049
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	543,984	a	683,203
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	345,000	a	343,953
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	240,000		270,991
News America,
Gtd. Notes	6.65	11/15/37	175,000		202,243
Staples,
Sr. Unscd. Notes	2.75	1/12/18	395,000		398,136
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	175,000		169,271
					2,629,239
Consumer Staples--.6%
Altria Group,
Gtd. Notes	4.25	8/9/42	90,000		74,364
Altria Group,
Gtd. Notes	10.20	2/6/39	60,000		91,353
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	425,000		417,894
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	205,000		180,769
Mondelez International,
Sr. Unscd. Notes	6.88	2/1/38	180,000		218,274
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	a	201,512
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	330,000		331,154
					1,515,320
Energy--.6%
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		270,840
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000		231,025
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	405,000		418,162
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	170,000		166,852
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	285,000		260,209
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	60,000		63,448
					1,410,536
Financial--2.5%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		51,940
AON,
Gtd. Notes	3.50	9/30/15	165,000		173,016
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	290,000		319,620
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	50,000		55,274

BBVA US Senior,
Bank Gtd. Notes	4.66	10/9/15	365,000		377,845
Capital One Bank USA,
Sub. Notes	3.38	2/15/23	300,000		279,657
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000		179,253
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	180,000		187,579
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	160,000		183,755
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000	a	250,191
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000		287,499
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	265,000		277,720
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	65,000		73,887
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	95,000		110,476
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	230,000		246,168
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	125,000		137,511
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	475,000	a	502,324
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	235,000		213,311
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	295,000		298,108
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	235,000		244,241
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	100,000		104,644
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	105,000		115,077
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	225,000		244,885
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	150,000	a	140,186
PNC Bank,
Sub. Notes	6.88	4/1/18	250,000		297,301
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	205,000		264,953
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		227,031
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	225,000		229,499
Santander US Debt,
Bank Gtd. Notes	3.72	1/20/15	400,000	a	405,492
WEA Finance,
Gtd. Notes	7.13	4/15/18	75,000	a	89,000
					6,567,443
Foreign/Governmental--.2%
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	280,000		277,710
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	85,000		90,966
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000	c	122,004
					490,680

Health Care--.1%
Actavis,
Sr. Unscd. Notes	4.63	10/1/42	100,000		90,044
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	260,000		261,457
					351,501
Information Technology--.1%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	70,000		67,649
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	185,000		204,749
					272,398
Materials--.3%
Teck Resources,
Gtd. Notes	5.40	2/1/43	320,000	c	276,692
Teck Resources,
Gtd. Notes	6.25	7/15/41	65,000		62,032
Vale Overseas,
Gtd. Notes	4.38	1/11/22	215,000		201,144
Vale,
Sr. Unscd. Notes	5.63	9/11/42	185,000		155,411
					695,279
Municipal Bonds--.2%
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000		130,919
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000		11,232
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000		258,271
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000		151,424
					551,846
Residential Mortgage Pass-Through Ctfs.--.0%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.45	7/25/35	98,964	b	88,304
Telecommunications--.3%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	150,000		189,956
SBA Tower Trust,
Mortgage Bonds	2.24	4/15/43	405,000	a	395,767
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	150,000		160,287
					746,010
U.S. Government Agencies--1.4%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000	c,d	979,437
Federal National Mortgage
Association, Notes	0.88	12/20/17	2,305,000	c,d	2,241,848
Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000	d	506,978
					3,728,263
U.S. Government Agencies/Mortgage-Backed--7.3%
Federal Home Loan Mortgage Corp.:
3.50%, 12/1/41 - 3/1/42			1,892,884	d	1,889,912
5.00%, 4/1/39			661,157	d	706,628
5.50%, 4/1/22 - 1/1/36			506,118	d	546,591

Federal National Mortgage Association:
2.50%, 5/1/28			930,203	d	924,769
3.00%, 7/1/28 - 10/1/42			4,536,997	d	4,440,114
3.50%, 12/1/41 - 8/1/42			3,422,261	d	3,427,669
4.00%, 1/1/41 - 12/1/41			2,886,862	d	2,994,937
4.50%, 2/1/39 - 12/1/40			1,704,710	d	1,805,477
5.00%, 8/1/20 - 7/1/39			1,312,758	d	1,425,259
5.50%, 9/1/34 - 5/1/40			436,904	d	479,572
6.00%, 10/1/37 - 5/1/39			247,565	d	272,299
8.00%, 3/1/30			133	d	137
Government National Mortgage Association I;
5.50%, 4/15/33			56,164		61,299
					18,974,663
U.S. Government Securities--15.4%
U.S. Treasury Bonds:
3.88%, 8/15/40			3,350,000	c	3,497,608
6.13%, 11/15/27			440,000		589,222
6.50%, 11/15/26			2,560,000	c	3,514,199
U.S. Treasury Notes:
0.13%, 7/31/14			970,000	c	969,943
1.75%, 5/31/16			11,905,000	c	12,250,983
2.13%, 5/31/15			5,750,000	c	5,928,676
2.38%, 7/31/17			8,825,000	c	9,221,437
2.63%, 8/15/20			3,715,000	c	3,825,436
					39,797,504
Utilities--.6%
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000		108,289
Enel Finance International,
Gtd. Notes	6.80	9/15/37	300,000	a	293,743
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	315,000		331,731
Iberdrola International,
Gtd. Notes	6.75	7/15/36	205,000		217,881
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000		107,427
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000		265,800
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	215,000		244,472
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000		31,540
					1,600,883
Total Bonds and Notes
(cost $86,719,629)					86,374,907

Common Stocks--63.9%			Shares		Value ($)
Consumer Discretionary--8.1%
AMC Networks, Cl. A			5,570	e	345,228
Best Buy			45,540		1,639,440
BorgWarner			6,660		643,223
Carnival			27,460		991,031
CBS, Cl. B			13,310		680,141
Delphi Automotive			17,260		949,645
General Motors			22,960	e	782,477
Johnson Controls			27,350		1,108,496
Kohl's			30,100		1,544,431
Macy's			11,040		490,507
Newell Rubbermaid			9,650		244,145
News Corp., Cl. A			15,630	e	245,391
NIKE, Cl. B			12,600		791,532

Omnicom Group	7,690		466,399
PVH	9,110		1,172,913
Starbucks	12,190		859,639
Time Warner	27,076		1,638,910
Twenty-First Century Fox	38,150		1,195,240
Viacom, Cl. B	24,020		1,911,031
Walt Disney	47,330		2,879,084
Whirlpool	4,010		515,887
			21,094,790
Consumer Staples--5.1%
Archer-Daniels-Midland	34,570		1,217,210
Avon Products	21,890		432,765
Beam	8,630		540,669
Coca-Cola Enterprises	24,960		933,504
ConAgra Foods	40,770		1,378,841
Costco Wholesale	8,310		929,640
CVS Caremark	38,101		2,211,763
Lorillard	14,770		624,771
PepsiCo	35,550		2,834,402
Philip Morris International	11,510		960,394
Wal-Mart Stores	14,570		1,063,319
			13,127,278
Energy--7.4%
Anadarko Petroleum	19,550		1,787,261
Apache	17,780		1,523,390
Cameron International	17,700	e	1,005,183
Chevron	43,824		5,277,724
EOG Resources	8,510		1,336,496
National Oilwell Varco	7,040		523,072
Occidental Petroleum	63,070		5,563,405
Phillips 66	16,880		963,848
Schlumberger	14,610		1,182,533
			19,162,912
Exchange-Traded Funds--.3%
iShares Russell 1000 Value Index
Fund	3,060		258,478
SPDR S&P 500 ETF Trust	2,770	c	453,311
			711,789
Financial--14.7%
Affiliated Managers Group	2,076	e	361,888
American International Group	42,620	e	1,980,125
Ameriprise Financial	22,830		1,966,804
Bank of America	259,130		3,658,915
Berkshire Hathaway, Cl. B	8,650	e	962,053
Capital One Financial	17,690		1,141,889
CBRE Group, Cl. A	27,770	e	607,330
Chubb	11,880		988,059
Citigroup	78,120		3,775,539
Comerica	28,870		1,179,051
Discover Financial Services	9,820		463,995
Fifth Third Bancorp	37,850		692,277
Goldman Sachs Group	9,480		1,442,192
Hartford Financial Services Group	53,010		1,569,096
ING US	33,560		966,528
Invesco	15,720		477,259
JPMorgan Chase & Co.	95,342		4,817,631
Lincoln National	9,940		417,878
MetLife	29,967		1,384,176
Morgan Stanley	28,060		722,826
NASDAQ OMX Group	21,340		637,212
PNC Financial Services Group	16,330		1,180,169

Prudential Financial	20,920		1,566,490
Regions Financial	71,690		673,886
TD Ameritrade Holding	44,780		1,149,503
Wells Fargo & Co.	83,392		3,425,743
			38,208,514
Health Care--8.4%
AbbVie	16,360		697,099
Aetna	11,370		720,744
Amgen	4,600		501,124
Baxter International	12,680		882,021
Celgene	5,530	e	774,089
Cigna	27,270		2,145,876
Eli Lilly & Co.	15,860		815,204
Express Scripts Holding	12,770	e	815,748
Gilead Sciences	14,850	e	895,010
HCA Holdings	13,760		525,494
Johnson & Johnson	33,687		2,910,894
McKesson	16,230		1,970,484
Medtronic	14,110		730,193
Merck & Co.	20,800		983,632
Pfizer	226,377		6,386,095
			21,753,707
Industrial--6.1%
Cummins	16,930		2,085,776
Danaher	13,110		858,967
Delta Air Lines	29,070		573,551
Eaton	36,190		2,291,551
FedEx	23,140		2,484,310
Fluor	9,210		584,190
General Electric	98,070		2,269,340
Honeywell International	16,990		1,351,894
Ingersoll-Rand	9,950		588,443
Pitney Bowes	28,250	c	461,040
Robert Half International	17,480		616,520
Tyco International	18,405		608,101
Union Pacific	7,420		1,139,267
			15,912,950
Information Technology--10.9%
Alliance Data Systems	4,380	e	857,166
Amphenol, Cl. A	8,390		635,710
Apple	7,101		3,458,542
Applied Materials	86,090		1,292,211
Ciena	30,120	e	599,990
Cisco Systems	198,870		4,635,660
Cognizant Technology Solutions,
Cl. A	7,880	e	577,604
Corning	34,270		481,151
EMC	109,800		2,830,644
Google, Cl. A	2,310	e	1,956,339
International Business Machines	2,000		364,540
Juniper Networks	24,910	e	470,799
Micron Technology	40,550	e	550,264
Microsoft	20,230		675,682
NetApp	14,230		591,114
Oracle	15,660		498,928
QUALCOMM	26,820		1,777,630
SanDisk	8,720		481,170
Texas Instruments	72,210		2,758,422
Visa, Cl. A	5,040		879,077
Vishay Intertechnology	10,880	c,e	133,280
Xilinx	37,260		1,617,829

			28,123,752
Materials--2.0%
Ecolab	7,460		681,471
International Paper	43,270		2,042,777
LyondellBasell Industries, Cl. A	29,590		2,075,738
Owens-Illinois	16,050	e	455,660
			5,255,646
Utilities--.9%
NextEra Energy	12,020		965,927
NRG Energy	56,290		1,477,613
			2,443,540
Total Common Stocks
(cost $146,816,548)			165,794,878

Other Investment--2.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,396,246)	5,396,246	[f]	5,396,246

Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,328,074)	1,328,074	[f]	1,328,074

Total Investments (cost $240,260,497)	99.8%		258,894,105
Cash and Receivables (Net)	.2%		602,803
Net Assets	100.0%		259,496,908

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, these securities were valued at $5,852,159 or 2.3% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At August 31, 2013, the value of the fund's securities on loan was
$27,635,202 and the value of the collateral held by the fund was $28,441,636, consisting of cash collateral of
$1,328,074 and U.S. Government & Agency Securities valued at $27,113,562.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Non-income producing security.
f	Investment in affiliated money market mutual fund.

At August 31, 2013, net unrealized appreciation on investments was $18,633,608 of which $22,187,995 related to appreciated investment securities and $3,554,387 related to depreciated investment securities. At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	63.6
U.S. Government Agencies/Mortgage-Backed	24.1
Corporate Bonds	6.1
Money Market Investments	2.6
Asset-Backed	1.5
Commercial Mortgage-Backed	1.2
Exchange-Traded Funds	.3
Foreign/Governmental	.2
Municipal Bonds	.2
Residential Mortgage-Backed	.0
99.8
† Based on net assets.

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	3,743,233	-	3,743,233
Commercial Mortgage-Backed	-	3,211,805	-	3,211,805
Corporate Bonds+	-	15,788,609	-	15,788,609
Equity Securities - Domestic Common Stocks+	165,083,089	-	-	165,083,089
Exchange-Traded Funds	711,789	-	-	711,789
Foreign Government	-	490,680	-	490,680
Municipal Bonds	-	551,846	-	551,846
Mutual Funds	6,724,320	-	-	6,724,320
Residential Mortgage-Backed	-	88,304	-	88,304
U.S. Government Agencies/Mortgage-Backed	-	22,702,926	-	22,702,926
U.S. Treasury	-	39,797,504	-	39,797,504

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

These securities are either categorized within Level 2 or 3 depending on the For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)